UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JHL Capital Group LLC
Address: 900 N. Michigan Avenue
         Suite 1340
         Chicago, IL  60611

13F File Number:  028-14352

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Litinsky
Title:     Managing Member
Phone:     (312) 628-7350

Signature, Place, and Date of Signing:

 /s/      James H. Litinsky     Chicago, IL/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $1,371,141 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    71568  1400000 SH       SOLE                  1400000        0        0
AGNICO EAGLE MINES LTD         COM              008474108     2873    70000 SH       SOLE                    70000        0        0
ARUBA NETWORKS INC             COM              043176106    14844   600000 SH  PUT  SOLE                   600000        0        0
GENERAL ELECTRIC CO            COM              369604103     2312   100000 SH       SOLE                   100000        0        0
HARBINGER GROUP INC            COM              41146A106    11564  1400000 SH       SOLE                  1400000        0        0
HOWARD HUGHES CORP             COM              44267D107    25366   302664 SH       SOLE                   302664        0        0
IRONWOOD PHARMACEUTICALS INC   COM CL A         46333X108     1591    87000 SH       SOLE                    87000        0        0
ISHARES TR                     RUSSELL 2000     464287655    84987   900000 SH  PUT  SOLE                   900000        0        0
ISHARES TR                     DJ US REAL EST   464287739    69480  1000000 SH  PUT  SOLE                  1000000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    11355   300000 SH       SOLE                   300000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    30280   800000 SH  CALL SOLE                   800000        0        0
MGM RESORTS INTERNATIONAL      COM              552953101    11835   900000 SH       SOLE                   900000        0        0
MICROSOFT CORP                 COM              594918104   143050  5000000 SH       SOLE                  5000000        0        0
NASDAQ OMX GROUP INC           COM              631103108    25840   800000 SH       SOLE                   800000        0        0
NEW GOLD INC CDA               COM              644535106      410    45000 SH       SOLE                    45000        0        0
NEW YORK TIMES CO              CL A             650111107    15190  1550000 SH       SOLE                  1550000        0        0
NYSE EURONEXT                  COM              629491101    46368  1200000 SH       SOLE                  1200000        0        0
OMNICOM GROUP INC              COM              681919106    53010   900000 SH       SOLE                   900000        0        0
OREXIGEN THERAPEUTICS INC      COM              686164104     4063   650000 SH       SOLE                   650000        0        0
PRINCIPAL FINL GROUP INC       COM              74251V102    35341  1038539 SH       SOLE                  1038539        0        0
RADIAN GROUP INC               COM              750236101    11781  1100000 SH       SOLE                  1100000        0        0
SMITHFIELD FOODS INC           COM              832248108    22508   850000 SH       SOLE                   850000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    10812    70000 SH       SOLE                    70000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   185340  1200000 SH  CALL SOLE                  1200000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   391675  2500000 SH  PUT  SOLE                  2500000        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    62774   985000 SH       SOLE                   985000        0        0
THOMAS PPTYS GROUP INC         COM              884453101     3848   750000 SH       SOLE                   750000        0        0
UNISYS CORP                    COM NEW          909214306    21076   926400 SH       SOLE                   926400        0        0